Common Shareholders' Equity (Details 1) - $ / shares								12 Months Ended
	Nov. 08, 2023	Apr. 12, 2023	Dec. 07, 2022	Apr. 13, 2022	Nov. 24, 2021	Oct. 06, 2021	Apr. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Final Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date	Nov. 29, 2023	Apr. 27, 2023	Dec. 29, 2022	Apr. 28, 2022	Dec. 03, 2021	Oct. 29, 2021	Apr. 23, 2021		Apr. 27, 2023	Apr. 28, 2022	Apr. 23, 2021
Dividend per Share	$ 86.49907	$ 24.80181	$ 135.1	$ 200	$ 447		$ 139.16548		$ 24.80181	$ 200.0000	$ 139.16548
Year of dividend									2022	2021	2020
Interim Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date								Nov. 29, 2023	Dec. 29, 2022	Oct. 29, 2021
Dividend per Share						$ 200		$ 86.49907	$ 135.1000	$ 200.0000
Year of dividend								2023	2022	2021
Eventual [Member]
IfrsStatementLineItems [Line Items]
Dividend paid date										Dec. 03, 2021
Dividend per Share										$ 447.0000